UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06110

Name of Fund:	Western Asset Funds, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:
Richard M. Wachterman
Western Asset Funds, Inc
100 Light Street, 23rd Floor
Baltimore, MD 21202

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
03/31/2006

Date of reporting period:
07/01/2004 – 06/30/2005

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Western Asset U.S. Government Money Market Portfolio, Western Asset Money Market Portfolio, Western Asset Limited Duration Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset Non-U.S. Opportunity Bond Portfolio, Western Asset Global Strategic Income Portfolio, Western Asset High Yield Portfolio, and Western Asset Enhanced Equity Portfolio held no voting securities during the period covered by this report.  No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ James W. Hirschmann III

James W. Hirschmann III,
President of Western Asset Funds, Inc.

Date:	August 25, 2005